Taxes on income	12 Months Ended
Dec. 31, 2021
Taxes on income
Taxes on income

22. Taxes on income

22.1Income tax expense

Income tax expense include current and deferred income taxes as follows:

		2020	2019
in EUR	2021	Restated*	Restated*
Current tax expense	1,776,180	2,275,672	201,953
Adjustments in respect of current income tax of previous year	—	86,252	156,800
Deferred income tax charge / (benefit)	(559,273)	(385,434)	(175,544)
Income tax expense	1,216,908	1,976,490	183,209

*Certain amounts for 2019 and 2020 have been restated; see Note 2.3

Both VIA AG and VIA optronics GmbH are subject to corporate income tax and trade tax in Germany. The statutory corporate income tax rate of VIA AG in 2021 and 2020 is 15.0% plus solidarity surcharge of 5.5% thereon (15.82% in total). The municipal trade tax in 2021 is approximately 16.35%.

For the year ending December 31, 2021, the statutory German corporate income tax rate applicable to VIA optronics GmbH is 32.17% (2020: 32.17%, 2019: 31.9%). It consists of the corporate income tax rate of 15.0% plus solidarity surcharge of 5.5% and the variable municipal trade tax of 16.35% (in 2020 – 16.35%, in 2019—16.1%,).

For the Group’s subsidiaries, VIA LLC (USA) a tax rate of 23.75% (2020: 23.75%; 2019: 27.0%), for VIA Suzhou (China) a tax rate of 25.0% in 2021, 2020 and 2019, for VTS (Japan) a tax rate of 34.1% (2020: 34.1%, 2019: 34.1%) and for VIA Germaneers, a tax rate of 28.7 % is applicable. For VIA Taiwan the tax rate applicable in 2021 is 20% (2020: 20%; 2019: 20%).

22.2Effective tax rate

The company’s applicable tax rate is 32.17% (2020: 32.17%), being the applicable income tax rate of VIA AG. The reconciliation of the Group’s statutory tax rate to its effective tax rate is as follows:

		2020	2019
in EUR	2021	Restated*	Restated*
Loss before tax	(10,291,112)	(2,937,410)	(15,834,420)
Tax under domestic (German) tax rate	3,310,651	944,965	5,093,933
Effect of tax rate in foreign jurisdictions	(121,803)	423,177	119,823
Tax effect of:
Changes in domestic tax rate	—	—	(11,938)
Non‑deductible expenses	(226,612)	(128,603)	(47,925)
Current‑year losses for which no deferred tax asset is recognized	(4,579,676)	(2,599,849)	(3,059,240)
Write off (reversal) of deferred tax assets for tax losses carried forward or deductible temporary differences	515,300	(572,321)	(2,089,536)
Withholding taxes	(142,394)	(126,455)	(195,123)
Income tax for prior years	—	72,671	(892)
Deferred tax prior years	33,080	—	—
Others	(5,454)	9,925	7,688
Income tax expense	(1,216,908)	(1,976,490)	(183,209)
Effective tax rate	11.82%	67.29%	1.16%

*Certain amounts for 2019 and 2020 have been restated; see Note 2.3

22.3Deferred Taxes

The components of deferred tax balances are as follows:

					2019
	2021		2020		Restated*
	Deferred Tax	Deferred Tax	Deferred Tax	Deferred Tax	Deferred Tax	Deferred Tax
in EUR	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Non‑current assets
Intangible assets	199,402	(122,157)	158,134	(292,338)	115,923	(476,530)
Property and equipment	15,051	(3,165,137)	—	(3,073,184)	—	(4,155,783)
Other financial assets	—	—	—	—	—	—
Current assets
Inventories	904,425	—	58,186	—	312,529	—
Trade accounts receivables	61,177	(49,201)	163,841	—	50,849	(13,913)
Other current assets	142,464	(1,629,005)	—	(85,795)	—	(923,473)
Cash and cash equivalents	6,402	(94,947)	8,100	—	13,596	—
Non‑current liabilities
Loans	—	—	—	—	—	—
Provisions	48,996	—	41,791	(12,737)	34,740	—
Lease liabilities	2,511,560	—	2,076,118	—	2,803,625	—
Current liabilities
Loans	—	—	—	—	—	—
Trade accounts payable	501,913	—	691,939	(60,747)	880,190	(86,100)
Provisions	186,113	—	—	—	—	—
Lease liabilities	672,520	(1,900)	484,147	—	484,298	—
Other financial liabilities	553,922	—	208,879	—	39,935	—
Other non‑financial liabilities	146,835	(25,490)	2,359	(10,445)	15,778	(4,011)
Losses carried forward	101,070	—	40,242	—	931,578	—
Deferred Taxes before netting	6,051,852	(5,087,835)	3,933,736	(3,535,246)	5,683,042	(5,659,809)
Netting	(5,084,054)	5,084,054	(3,535,246)	3,535,246	(5,514,354)	5,514,354
Deferred Taxes netted	967,799	(3,781)	398,491	—	168,686	(145,456)

*Certain amounts as of December 31, 2019 have been restated; see Note 2.3

Deferred tax assets are recognized on unused tax losses to the extent that it is probable that taxable profits will be available in the future against which the unused tax losses can be utilized. In this regard, management exercises judgment as to the expected timing and the amount of the taxable profits and measures deferred tax assets on unused tax losses accordingly.

Due to continuing losses, in 2021 the Company determined that the recoverability of the deferred tax assets for VIA, VIA optronics GmbH and VIA LLC, in excess of recoverable deferred tax liabilities, was not deemed probable. Therefore, deferred taxes of TEUR 5,604 for current tax losses were not recognized. As a result, for deductible temporary differences of TEUR 2,126 and for deductible temporary differences from the elimination of intercompany profits of TEUR 865 no deferred tax asset was recognized.

In Germany, the Group has accumulated corporate income tax losses carried forward of TEUR 45,709 (2020: TEUR 27,726) and trade tax losses carried forward of TEUR 44,873 (2020: TEUR 27,132), no deferred tax asset was recognized for TEUR 45,389 (corporate income tax) respectively TEUR 44,564 (trade tax). German corporate income tax and trade tax losses carried forward do not expire in the future.

In other countries, the Group has accumulated tax losses carried forward of TEUR 2,517 (2020: TEUR 3,701). For TEUR 598 (2020: TEUR 796), no deferred tax asset was recognized. Carry forward of tax losses from VIA LLC until 2017 of TEUR 2,635 are limited to a carryforward period of 20 years.

Deferred taxes charged to equity in 2021 were TEUR 5 (2020: TEUR 9). Deferred taxes charged to equity result from the foreign currency reserve adjustment. In 2018, a deferred tax liability of TEUR 2,857 was initially recognized as a result of the acquisition of the shares in VTS.

Deferred tax liabilities relating to outside based differences in the amount of TEUR 296 (2020: TEUR 242) are not recognized. The outside basis differences, which are indefinitely reinvested, amount to TEUR 921 (2020: TEUR 755).